Cover	Apr. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 09, 2024
Entity File Number	001-41599
Entity Registrant Name	Genelux Corporation
Entity Central Index Key	0001231457
Entity Tax Identification Number	77-0583529
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2625 Townsgate Road
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	(805)
Local Phone Number	267-9889
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	GNLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false